Equity - Schedule of Share Capital (Details) - Issued capital [member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Share capital
Authorized shares, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Authorized shares, Number of shares	250,000,000	250,000,000	250,000,000
Issued and outstanding shares, No Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Issued and outstanding shares, Number of shares
Issued and outstanding shares, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Class B Ordinary Shares [Member]
Share capital
Authorized shares, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Authorized shares, Number of shares	100,000,000	100,000,000	100,000,000
Issued and outstanding shares, Number of shares	20,888,886	100,000	100,000
Issued and outstanding shares, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001